Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
CONDENSED BALANCE SHEETS

	As of March 31,
	2021	2022
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	2,072	4,349	686
Prepayments and other current assets	7,934	795	125
Amounts due from related parties	5,914	571	90

Total current assets	15,920	5,715	901

Non-current assets:
Intangible assets, net	356,689	46,000	7,256
Amounts due from subsidiaries	1,129,423	1,066,882	168,297
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	42,294	—	—
Investments in other investees	24,281	37,789	5,961

Total non-current assets	1,552,687	1,150,671	181,514

Total assets	1,568,607	1,156,386	182,415

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	92,345	104,015	16,408
Accruals and other current liabilities	17,807	1,965	310

Total current liabilities	110,152	105,980	16,718

Non-current liabilities:
Investment deficit of subsidiaries	—	258,372	40,757
Deferred tax liabilities	1,408	1,408	222
Other non-current liabilities	2,151	890	140

Total non-current liabilities	3,559	260,670	41,119

Total liabilities	113,711	366,650	57,837

	As of March 31,
	2021	2022
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2021 and 2022; 2,432,015,450 and 2,433,353,800 shares issued as of March 31, 2021 and 2022, respectively; 2,215,043,400 and 2,190,737,700 shares outstanding as of March 31, 2021 and 2022, respectively)	165	165	26
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2021 and 2022; 303,234,004 shares issued and outstanding as of March 31, 2021 and 2022, respectively)	16	16	3
Treasury stock (US$0.00001 par value; 216,972,050 and 242,616,100 shares as of March 31, 2021 and 2022)	(126,424)	(136,113)	(21,471)
Additional paid-in capital	9,458,643	9,471,101	1,494,029
Statutory reserves	3,331	3,331	525
Accumulated other comprehensive income	97,145	69,016	10,887
Accumulated deficit	(7,977,980)	(8,617,780)	(1,359,421)

Total MOGU Inc. shareholders’ equity	1,454,896	789,736	124,578

Total liabilities and shareholders’ equity	1,568,607	1,156,386	182,415

Condensed Statements of Comprehensive Loss
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(4,304)	(9,155)	(5,151)	(813)
Amortization of intangible assets	(319,188)	(322,230)	(301,866)	(47,618)
Other income, net	5,308	6,138	1,008	159

Loss from operations	(318,184)	(325,247)	(306,009)	(48,272)
Interest income	4,659	78	1	—
Loss from subsidiaries, VIEs and VIEs’ subsidiaries	(1,736,959)	(82,563)	(334,730)	(52,799)
(Loss)/gain from investments, net	(59,050)	89,518	(1,636)	(258)

Loss before income tax and share of results of equity investee	(2,109,534)	(318,214)	(642,374)	(101,329)
Income tax expenses	—	(9,757)	—	—
Share of results of equity investee	(114,104)	—	—	—

Net loss	(2,223,638)	(327,971)	(642,374)	(101,329)

Net loss attributable to MOGU Inc.,	(2,223,638)	(327,971)	(642,374)	(101,329)

Net Loss	(2,223,638)	(327,971)	(642,374)	(101,329)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	105,433	(72,993)	(17,400)	(2,745)
Share of other comprehensive loss of equity method investee	(145)	—	—	—
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	(7,884)	9,726	(10,729)	(1,692)
Unrealized securities holding gains/(losses), net of tax	26,597	(41,384)	—	—

Total other comprehensive income/(loss)	124,001	(104,651)	(28,129)	(4,437)

Total comprehensive loss	(2,099,637)	(432,622)	(670,503)	(105,766)

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
Net cash provided by/(used in) operating activities	5,803	3,322	(1,642)	(259)
Net cash (used in)/provided by investing activities	(406,144)	37,446	13,608	2,147
Net cash used in financing activities	(29,332)	(119,249)	(9,689)	(1,528)
Net (decrease)/increase in cash and cash equivalents	(429,673)	(78,481)	2,277	360
Cash and cash equivalents at beginning of year	510,226	80,553	2,072	326
Cash and cash equivalents at end of year	80,553	2,072	4,349	686